May 1, 2008

VIA EDGAR

The United States Securities and
   Exchange Commission
100 F Street, NE
Washington, D.C. 20549-4644

Subject:                  Nationwide Variable Account – 13
Nationwide Life Insurance Company
SEC File No. 333-91890
CIK No. 0001175929

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 and on behalf of the Nationwide Variable Account-13 (the “Variable Account”) and Nationwide Life Insurance Company (the “Company”), we certify that the form of the prospectus that would have been filed under paragraphs (b) or (c) of Rule 497 does not differ from the form of the prospectus contained in Post-Effective Amendment No. 7 to the Registration Statement for the Company and the Variable Account that became effective May 1, 2008.

Please contact me at (614) 677-5456 if you have any questions regarding this filing.

Very truly yours,

NATIONWIDE LIFE INSURANCE COMPANY

/s/ CATHERINE VENARD
Catherine Venard
Assistant General Counsel